Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2015
Financial Information for Parent Issuer Guarantor Subsidiaries and Non-Guarantor Subsidiaries Disclosure [Abstract]
Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$8	$3,759	$—	$3,767
Investment income	—	—	—	16	—	16
Other income	—	—	—	19	—	19
Total revenues	—	—	8	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	—	(81)	(2,232)	—	(2,314)
Other operating expenses	(16)	(95)	(38)	(510)	—	(659)
Depreciation expense	—	(4)	(17)	(71)	—	(92)
Amortization of intangible assets	—	—	—	(54)	—	(54)
Restructuring costs	—	(11)	(3)	(22)	—	(36)
Total expenses	(17)	(110)	(139)	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(110)	(131)	905	—	647
Other (expense) income, net	(15)	(220)	—	11	230	6
Income from Group undertakings	—	221	313	102	(636)	—
Expenses due to Group undertakings	—	(33)	(179)	(424)	636	—
Interest expense	(43)	(35)	(45)	(12)	—	(135)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(177)	(42)	582	230	518
Income tax benefit (expense)	—	25	24	(208)	—	(159)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(152)	(18)	374	230	359
Interest in earnings of associates, net of tax	—	10	—	4	—	14
Equity account for subsidiaries	437	570	76	—	(1,083)	—
NET INCOME	362	428	58	378	(853)	373
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$362	$428	$58	$367	$(853)	$362
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$11	$3,798	$—	$3,809
Investment income	—	1	—	11	—	12
Other income	—	—	—	8	—	8
Total revenues	—	1	11	3,817	—	3,829
EXPENSES
Salaries and benefits	(1)	(1)	(77)	(2,227)	—	(2,306)
Other operating expenses	(12)	(113)	(1)	(673)	—	(799)
Depreciation expense	—	(6)	(16)	(73)	—	(95)
Amortization of intangible assets	—	—	—	(76)	—	(76)
Restructuring costs	—	(28)	(13)	(85)	—	(126)
Total expenses	(13)	(148)	(107)	(3,134)	—	(3,402)
OPERATING (LOSS) INCOME	(13)	(147)	(96)	683	—	427
Other (expense) income, net	(10)	42	—	23	—	55
Income from Group undertakings	—	225	236	110	(571)	—
Expenses due to Group undertakings	—	(31)	(189)	(351)	571	—
Interest expense	(43)	(39)	(42)	(18)	—	(142)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(66)	50	(91)	447	—	340
Income tax benefit (expense)	—	29	17	(13)	—	33
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(66)	79	(74)	434	—	373
Interest in earnings of associates, net of tax	—	9	—	2	—	11
Equity account for subsidiaries	439	347	106	—	(892)	—
NET INCOME	373	435	32	436	(892)	384
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$373	$435	$32	$425	$(892)	$373
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$8	$3,625	$—	$3,633
Investment income	—	—	—	15	—	15
Other income	—	—	—	7	—	7
Total revenues	—	—	8	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	—	(103)	(2,103)	—	(2,207)
Other operating expenses	(5)	(69)	(163)	(399)	—	(636)
Depreciation expense	—	(3)	(20)	(71)	—	(94)
Amortization of intangible assets	—	—	—	(55)	—	(55)
Total expenses	(6)	(72)	(286)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(72)	(278)	1,019	—	663
Other income (expense), net	5	(4)	—	31	(10)	22
Income from Group undertakings	—	191	364	86	(641)	—
Expenses due to Group undertakings	(10)	(34)	(141)	(456)	641	—
Loss on extinguishment of debt	—	—	(60)	—	—	(60)
Interest expense	(42)	(16)	(63)	(5)	—	(126)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	65	(178)	675	(10)	499
Income tax benefit (expense)	—	23	—	(145)	—	(122)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	88	(178)	530	(10)	377
Interest in earnings of associates, net of tax	—	9	—	(9)	—	—
Equity account for subsidiaries	418	320	150	—	(888)	—
NET INCOME (LOSS)	365	417	(28)	521	(898)	377
Less: Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$365	$417	$(28)	$509	$(898)	$365
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2015
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$11	$3,798	$—	$3,809
Investment income	—	1	11	—	12
Other income	—	—	8	—	8
Total revenues	—	12	3,817	—	3,829
EXPENSES
Salaries and benefits	(1)	(78)	(2,227)	—	(2,306)
Other operating expenses	(12)	(114)	(673)	—	(799)
Depreciation expense	—	(22)	(73)	—	(95)
Amortization of intangible assets	—	—	(76)	—	(76)
Restructuring costs	—	(41)	(85)	—	(126)
Total expenses	(13)	(255)	(3,134)	—	(3,402)
OPERATING (LOSS) INCOME	(13)	(243)	683	—	427
Other (expense) income, net	(10)	42	23	—	55
Income from Group undertakings	—	350	110	(460)	—
Expenses due to Group undertakings	—	(109)	(351)	460	—
Interest expense	(43)	(81)	(18)	—	(142)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(66)	(41)	447	—	340
Income tax benefit (expense)	—	46	(13)	—	33
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(66)	5	434	—	373
Interest in earnings of associates, net of tax	—	9	2	—	11
Equity account for subsidiaries	439	421	—	(860)	—
NET INCOME	373	435	436	(860)	384
Less: Net income attributable to noncontrolling interests	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$373	$435	$425	$(860)	$373
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$8	$3,625	$—	$3,633
Investment income	—	—	15	—	15
Other income	—	—	7	—	7
Total revenues	—	8	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	(103)	(2,103)	—	(2,207)
Other operating expenses	(5)	(232)	(399)	—	(636)
Depreciation expense	—	(23)	(71)	—	(94)
Amortization of intangible assets	—	—	(55)	—	(55)
Total expenses	(6)	(358)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(350)	1,019	—	663
Other income (expense), net	5	(4)	31	(10)	22
Income from Group undertakings	—	466	86	(552)	—
Expenses due to Group undertakings	(10)	(86)	(456)	552	—
Loss on extinguishment of debt	—	(60)	—	—	(60)
Interest expense	(42)	(79)	(5)	—	(126)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	(113)	675	(10)	499
Income tax benefit (expense)	—	23	(145)	—	(122)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	(90)	530	(10)	377
Interest in earnings of associates, net of tax	—	9	(9)	—	—
Equity account for subsidiaries	418	498	—	(916)	—
NET INCOME	365	417	521	(926)	377
Less: Net income attributable to noncontrolling interests	—	—	(12)	—	(12)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$365	$417	$509	$(926)	$365
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$8	$3,759	$—	$3,767
Investment income	—	—	16	—	16
Other income	—	—	19	—	19
Total revenues	—	8	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	(81)	(2,232)	—	(2,314)
Other operating expenses	(16)	(133)	(510)	—	(659)
Depreciation expense	—	(21)	(71)	—	(92)
Amortization of intangible assets	—	—	(54)	—	(54)
Restructuring costs	—	(14)	(22)	—	(36)
Total expenses	(17)	(249)	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(241)	905	—	647
Other (expense) income, net	(15)	(220)	11	230	6
Income from Group undertakings	—	424	102	(526)	—
Expenses due to Group undertakings	—	(102)	(424)	526	—
Interest expense	(43)	(80)	(12)	—	(135)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(219)	582	230	518
Income tax benefit (expense)	—	49	(208)	—	(159)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(170)	374	230	359
Interest in earnings of associates, net of tax	—	10	4	—	14
Equity account for subsidiaries	437	588	—	(1,025)	—
NET INCOME	362	428	378	(795)	373
Less: Net income attributable to noncontrolling interests	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$362	$428	$367	$(795)	$362
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$8	$—	$3,625	$—	$3,633
Investment income	—	—	—	15	—	15
Other income	—	—	—	7	—	7
Total revenues	—	8	—	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	(103)	—	(2,103)	—	(2,207)
Other operating expenses	(5)	(231)	(1)	(399)	—	(636)
Depreciation expense	—	(23)	—	(71)	—	(94)
Amortization of intangible assets	—	—	—	(55)	—	(55)
Total expenses	(6)	(357)	(1)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(349)	(1)	1,019	—	663
Other income (expense), net	5	(4)	—	31	(10)	22
Income from Group undertakings	—	491	68	86	(645)	—
Expenses due to Group undertakings	(10)	(153)	(26)	(456)	645	—
Loss on extinguishment of debt	—	(60)	—	—	—	(60)
Interest expense	(42)	(61)	(18)	(5)	—	(126)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	(136)	23	675	(10)	499
Income tax benefit (expense)	—	29	(6)	(145)	—	(122)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	(107)	17	530	(10)	377
Interest in earnings of associates, net of tax	—	9	—	(9)	—	—
Equity account for subsidiaries	418	515	344	—	(1,277)	—
NET INCOME	365	417	361	521	(1,287)	377
Less: Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$365	$417	$361	$509	$(1,287)	$365

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$11	$—	$3,798	$—	$3,809
Investment income	—	1	—	11	—	12
Other income	—	—	—	8	—	8
Total revenues	—	12	—	3,817	—	3,829
EXPENSES
Salaries and benefits	(1)	(78)	—	(2,227)	—	(2,306)
Other operating expenses	(12)	(114)	—	(673)	—	(799)
Depreciation expense	—	(22)	—	(73)	—	(95)
Amortization of intangible assets	—	—	—	(76)	—	(76)
Restructuring costs	—	(41)	—	(85)	—	(126)
Total expenses	(13)	(255)	—	(3,134)	—	(3,402)
OPERATING (LOSS) INCOME	(13)	(243)	—	683	—	427
Other (expense) income, net	(10)	42	—	23	—	55
Income from Group undertakings	—	374	93	110	(577)	—
Expenses due to Group undertakings	—	(200)	(26)	(351)	577	—
Interest expense	(43)	(41)	(40)	(18)	—	(142)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(66)	(68)	27	447	—	340
Income tax benefit (expense)	—	51	(5)	(13)	—	33
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(66)	(17)	22	434	—	373
Interest in earnings of associates, net of tax	—	9	—	2	—	11
Equity account for subsidiaries	439	443	337	—	(1,219)	—
NET INCOME	373	435	359	436	(1,219)	384
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$373	$435	$359	$425	$(1,219)	$373
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$8	$—	$3,759	$—	$3,767
Investment income	—	—	—	16	—	16
Other income	—	—	—	19	—	19
Total revenues	—	8	—	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	(81)	—	(2,232)	—	(2,314)
Other operating expenses	(16)	(133)	—	(510)	—	(659)
Depreciation expense	—	(21)	—	(71)	—	(92)
Amortization of intangible assets	—	—	—	(54)	—	(54)
Restructuring costs	—	(14)	—	(22)	—	(36)
Total expenses	(17)	(249)	—	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(241)	—	905	—	647
Other (expense) income, net	(15)	(220)	—	11	230	6
Income from Group undertakings	—	450	91	102	(643)	—
Expenses due to Group undertakings	—	(190)	(29)	(424)	643	—
Interest expense	(43)	(44)	(36)	(12)	—	(135)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(245)	26	582	230	518
Income tax benefit (expense)	—	54	(5)	(208)	—	(159)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(191)	21	374	230	359
Interest in earnings of associates, net of tax	—	10	—	4	—	14
Equity account for subsidiaries	437	609	314	—	(1,360)	—
NET INCOME	362	428	335	378	(1,130)	373
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS TOWERS WATSON	$362	$428	$335	$367	$(1,130)	$362

Condensed Statement of Comprehensive Income [Table Text Block]
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive (loss) income	$(11)	$69	$(110)	$49	$(3)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Towers Watson	$(11)	$69	$(110)	$44	$(3)	$(11)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$402	$462	$49	$455	$(965)	$403
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Comprehensive income attributable to Willis Towers Watson	$402	$462	$49	$454	$(965)	$402
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$522	$565	$74	$636	$(1,263)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Towers Watson	$522	$565	$74	$624	$(1,263)	$522
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive (loss) income	$(11)	$69	$49	$(113)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Towers Watson	$(11)	$69	$44	$(113)	$(11)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income	$522	$565	$636	$(1,189)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Towers Watson	$522	$565	$624	$(1,189)	$522
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2015
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income	$402	$462	$455	$(916)	$403
Less: Comprehensive income attributable to noncontrolling interests	—	—	(1)	—	(1)
Comprehensive income attributable to Willis Towers Watson	$402	$462	$454	$(916)	$402
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$402	$462	$400	$455	$(1,316)	$403
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Comprehensive income attributable to Willis Towers Watson	$402	$462	$400	$454	$(1,316)	$402
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive (loss) income	$(11)	$69	$(5)	$49	$(108)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Towers Watson	$(11)	$69	$(5)	$44	$(108)	$(11)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$522	$565	$504	$636	$(1,693)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Towers Watson	$522	$565	$504	$624	$(1,693)	$522

Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$2	$—	$527	$—	$532
Accounts receivable, net	—	—	7	1,251	—	1,258
Fiduciary assets	—	—	—	10,458	—	10,458
Other current assets	1	49	18	194	(7)	255
Amounts due from Group undertakings	3,423	1,684	822	1,259	(7,188)	—
Total current assets	3,427	1,735	847	13,689	(7,195)	12,503
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,208	832	—	(4,040)	—
Fixed assets, net	—	23	35	505	—	563
Goodwill	—	—	—	3,737	—	3,737
Other intangible assets, net	—	—	—	1,115	—	1,115
Investments in associates	—	—	—	13	—	13
Deferred tax assets	—	—	—	76	—	76
Pension benefits asset	—	—	—	623	—	623
Other non-current assets	—	8	2	199	—	209
Non-current amounts due from Group undertakings	—	518	785	—	(1,303)	—
Total non-current assets	—	3,757	1,654	6,268	(5,343)	6,336
TOTAL ASSETS	$3,427	$5,492	$2,501	$19,957	$(12,538)	$18,839
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,458	$—	$10,458
Deferred revenue and accrued expenses	1	13	55	683	—	752
Income taxes payable	—	—	—	52	(7)	45
Short-term debt and current portion of long-term debt	300	609	—	79	—	988
Other current liabilities	15	38	23	482	—	558
Amounts due to Group undertakings	—	4,141	1,545	1,502	(7,188)	—
Total current liabilities	316	4,801	1,623	13,256	(7,195)	12,801
NON-CURRENT LIABILITIES
Investments in subsidiaries	387	—	—	—	(387)	—
Long-term debt	495	1,203	580	—	—	2,278
Liabilities for pension benefits	—	—	—	279	—	279
Deferred tax liabilities	—	1	—	239	—	240
Provisions for liabilities	—	—	—	295	—	295
Other non-current liabilities	—	21	15	497	—	533
Non-current amounts due to Group undertakings	—	—	518	785	(1,303)	—
Total non-current liabilities	882	1,225	1,113	2,095	(1,690)	3,625
TOTAL LIABILITIES	$1,198	$6,026	$2,736	$15,351	$(8,885)	$16,426

Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	53	—	53

EQUITY
Total Willis Towers Watson stockholders’ equity	2,229	(534)	(235)	4,422	(3,653)	2,229
Noncontrolling interests	—	—	—	131	—	131
Total equity	2,229	(534)	(235)	4,553	(3,653)	2,360
TOTAL LIABILITIES AND EQUITY	$3,427	$5,492	$2,501	$19,957	$(12,538)	$18,839

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$—	$624	$—	$635
Accounts receivable, net	—	—	3	1,041	—	1,044
Fiduciary assets	—	—	—	8,948	—	8,948
Other current assets	—	27	8	206	(29)	212
Amounts due by group undertakings	3,675	923	1,057	1,114	(6,769)	—
Total current assets	3,684	952	1,068	11,933	(6,798)	10,839
NON-CURRENT ASSETS
Investments in subsidiaries	—	2,537	715	—	(3,252)	—
Fixed assets, net	—	20	42	421	—	483
Goodwill	—	—	—	2,937	—	2,937
Other intangible assets, net	—	—	—	450	—	450
Investments in associates	—	147	—	22	—	169
Deferred tax assets	—	—	—	19	—	19
Pension benefits asset	—	—	—	314	—	314
Other non-current assets	—	1	3	206	—	210
Non-current amounts due by group undertakings	—	518	740	—	(1,258)	—
Total non-current assets	—	3,223	1,500	4,369	(4,510)	4,582
TOTAL ASSETS	$3,684	$4,175	$2,568	$16,302	$(11,308)	$15,421
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	4	30	584	—	619
Income taxes payable	—	—	7	55	(29)	33
Short-term debt and current portion of long-term debt	—	17	149	1	—	167
Other current liabilities	67	11	46	320	—	444
Amounts due to group undertakings	—	4,374	1,499	896	(6,769)	—
Total current liabilities	68	4,406	1,731	10,804	(6,798)	10,211
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	—	(838)	—
Long-term debt	793	758	579	—	—	2,130
Liabilities for pension benefits	—	—	—	284	—	284
Deferred tax liabilities	—	—	—	147	—	147
Provisions for liabilities	—	—	—	194	—	194
Other non-current liabilities	—	—	17	372	—	389
Non-current amounts due to group undertakings	—	—	518	740	(1,258)	—
Total non-current liabilities	1,631	758	1,114	1,737	(2,096)	3,144
TOTAL LIABILITIES	$1,699	$5,164	$2,845	$12,541	$(8,894)	$13,355

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	59	—	59

EQUITY
Total Willis Towers Watson stockholders’ equity	1,985	(989)	(277)	3,680	(2,414)	1,985
Noncontrolling interests	—	—	—	22	—	22
Total equity	1,985	(989)	(277)	3,702	(2,414)	2,007
TOTAL LIABILITIES AND EQUITY	$3,684	$4,175	$2,568	$16,302	$(11,308)	$15,421
Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$2	$527	$—	$532
Accounts receivable, net	—	7	1,251	—	1,258
Fiduciary assets	—	—	10,458	—	10,458
Other current assets	1	67	194	(7)	255
Amounts due from group undertakings	3,423	1,257	1,259	(5,939)	—
Total current assets	3,427	1,333	13,689	(5,946)	12,503
NON-CURRENT ASSETS
Investments in subsidiaries	—	4,275	—	(4,275)	—
Fixed assets, net	—	58	505	—	563
Goodwill	—	—	3,737	—	3,737
Other intangible assets, net	—	—	1,115	—	1,115
Investments in associates	—	—	13	—	13
Deferred tax assets	—	—	76	—	76
Pension benefits asset	—	—	623	—	623
Other non-current assets	—	10	199	—	209
Non-current amounts due from group undertakings	—	785	—	(785)	—
Total non-current assets	—	5,128	6,268	(5,060)	6,336
TOTAL ASSETS	$3,427	$6,461	$19,957	$(11,006)	$18,839
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,458	$—	$10,458
Deferred revenue and accrued expenses	1	68	683	—	752
Income taxes payable	—	—	52	(7)	45
Short-term debt and current portion of long-term debt	300	609	79	—	988
Other current liabilities	15	61	482	—	558
Amounts due to group undertakings	—	4,437	1,502	(5,939)	—
Total current liabilities	316	5,175	13,256	(5,946)	12,801
NON-CURRENT LIABILITIES
Investments in subsidiaries	387	—	—	(387)	—
Long-term debt	495	1,783	—	—	2,278
Liabilities for pension benefits	—	—	279	—	279
Deferred tax liabilities	—	1	239	—	240
Provisions for liabilities	—	—	295	—	295
Other non-current liabilities	—	36	497	—	533
Non-current amounts due to group undertakings	—	—	785	(785)	—
Total non-current liabilities	882	1,820	2,095	(1,172)	3,625
TOTAL LIABILITIES	$1,198	$6,995	$15,351	$(7,118)	$16,426

Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	53	—	53

EQUITY
Total Willis Towers Watson stockholders’ equity	2,229	(534)	4,422	(3,888)	2,229
Noncontrolling interests	—	—	131	—	131
Total equity	2,229	(534)	4,553	(3,888)	2,360
TOTAL LIABILITIES AND EQUITY	$3,427	$6,461	$19,957	$(11,006)	$18,839
Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$624	$—	$635
Accounts receivable, net	—	3	1,041	—	1,044
Fiduciary assets	—	—	8,948	—	8,948
Other current assets	—	35	206	(29)	212
Amounts due from group undertakings	3,675	730	1,114	(5,519)	—
Total current assets	3,684	770	11,933	(5,548)	10,839
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,529	—	(3,529)	—
Fixed assets, net	—	62	421	—	483
Goodwill	—	—	2,937	—	2,937
Other intangible assets, net	—	—	450	—	450
Investments in associates	—	147	22	—	169
Deferred tax assets	—	—	19	—	19
Pension benefits asset	—	—	314	—	314
Other non-current assets	—	4	206	—	210
Non-current amounts due from group undertakings	—	740	—	(740)	—
Total non-current assets	—	4,482	4,369	(4,269)	4,582
TOTAL ASSETS	$3,684	$5,252	$16,302	$(9,817)	$15,421
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	34	584	—	619
Income taxes payable	—	7	55	(29)	33
Short-term debt and current portion of long-term debt	—	166	1	—	167
Other current liabilities	67	57	320	—	444
Amounts due to group undertakings	—	4,623	896	(5,519)	—
Total current liabilities	68	4,887	10,804	(5,548)	10,211
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	(838)	—
Long-term debt	793	1,337	—	—	2,130
Liabilities for pension benefits	—	—	284	—	284
Deferred tax liabilities	—	—	147	—	147
Provisions for liabilities	—	—	194	—	194
Other non-current liabilities	—	17	372	—	389
Non-current amounts due to group undertakings	—	—	740	(740)	—
Total non-current liabilities	1,631	1,354	1,737	(1,578)	3,144
TOTAL LIABILITIES	$1,699	$6,241	$12,541	$(7,126)	$13,355

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	59	—	59

EQUITY
Total Willis Towers Watson stockholders’ equity	1,985	(989)	3,680	(2,691)	1,985
Noncontrolling interests	—	—	22	—	22
Total equity	1,985	(989)	3,702	(2,691)	2,007
TOTAL LIABILITIES AND EQUITY	$3,684	$5,252	$16,302	$(9,817)	$15,421
Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$2	$—	$527	$—	$532
Accounts receivable, net	—	7	—	1,251	—	1,258
Fiduciary assets	—	—	—	10,458	—	10,458
Other current assets	1	72	—	194	(12)	255
Amounts due from group undertakings	3,423	951	1,538	1,259	(7,171)	—
Total current assets	3,427	1,032	1,538	13,689	(7,183)	12,503
NON-CURRENT ASSETS
Investments in subsidiaries	—	4,069	3,092	—	(7,161)	—
Fixed assets, net	—	58	—	505	—	563
Goodwill	—	—	—	3,737	—	3,737
Other intangible assets, net	—	—	—	1,115	—	1,115
Investments in associates	—	—	—	13	—	13
Deferred tax assets	—	—	—	76	—	76
Pension benefits asset	—	—	—	623	—	623
Other non-current assets	—	9	1	199	—	209
Non-current amounts due from group undertakings	—	785	518	—	(1,303)	—
Total non-current assets	—	4,921	3,611	6,268	(8,464)	6,336
TOTAL ASSETS	$3,427	$5,953	$5,149	$19,957	$(15,647)	$18,839
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,458	$—	$10,458
Deferred revenue and accrued expenses	1	68	—	683	—	752
Income taxes payable	—	—	5	52	(12)	45
Short-term debt and current portion of long-term debt	300	—	609	79	—	988
Other current liabilities	15	50	11	482	—	558
Amounts due to group undertakings	—	5,234	435	1,502	(7,171)	—
Total current liabilities	316	5,352	1,060	13,256	(7,183)	12,801
NON-CURRENT LIABILITIES
Investments in subsidiaries	387	—	—	—	(387)	—
Long-term debt	495	580	1,203	—	—	2,278
Liabilities for pension benefits	—	—	—	279	—	279
Deferred tax liabilities	—	1	—	239	—	240
Provisions for liabilities	—	—	—	295	—	295
Other non-current liabilities	—	36	—	497	—	533
Non-current amounts due to group undertakings	—	518	—	785	(1,303)	—
Total non-current liabilities	882	1,135	1,203	2,095	(1,690)	3,625
TOTAL LIABILITIES	$1,198	$6,487	$2,263	$15,351	$(8,873)	$16,426
Condensed Consolidating Balance Sheet

	As at December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	53	—	53

EQUITY
Total Willis Towers Watson stockholders’ equity	2,229	(534)	2,886	4,422	(6,774)	2,229
Noncontrolling interests	—	—	—	131	—	131
Total equity	2,229	(534)	2,886	4,553	(6,774)	2,360
TOTAL LIABILITIES AND EQUITY	$3,427	$5,953	$5,149	$19,957	$(15,647)	$18,839

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$—	$624	$—	$635
Accounts receivable, net	—	3	—	1,041	—	1,044
Fiduciary assets	—	—	—	8,948	—	8,948
Other current assets	—	39	—	206	(33)	212
Amounts due from group undertakings	3,675	1,153	797	1,114	(6,739)	—
Total current assets	3,684	1,197	797	11,933	(6,772)	10,839
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,478	2,579	—	(6,057)	—
Fixed assets, net	—	62	—	421	—	483
Goodwill	—	—	—	2,937	—	2,937
Other intangible assets, net	—	—	—	450	—	450
Investments in associates	—	147	—	22	—	169
Deferred tax assets	—	—	—	19	—	19
Pension benefits asset	—	—	—	314	—	314
Other non-current assets	—	3	1	206	—	210
Non-current amounts due from group undertakings	—	740	518	—	(1,258)	—
Total non-current assets	—	4,430	3,098	4,369	(7,315)	4,582
TOTAL ASSETS	$3,684	$5,627	$3,895	$16,302	$(14,087)	$15,421
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	34	—	584	—	619
Income taxes payable	—	6	5	55	(33)	33
Short-term debt and current portion of long-term debt	—	149	17	1	—	167
Other current liabilities	67	46	11	320	—	444
Amounts due to group undertakings	—	5,267	576	896	(6,739)	—
Total current liabilities	68	5,502	609	10,804	(6,772)	10,211
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	—	(838)	—
Long-term debt	793	579	758	—	—	2,130
Liabilities for pension benefits	—	—	—	284	—	284
Deferred tax liabilities	—	—	—	147	—	147
Provisions for liabilities	—	—	—	194	—	194
Other non-current liabilities	—	17	—	372	—	389
Non-current amounts due to group undertakings	—	518	—	740	(1,258)	—
Total non-current liabilities	1,631	1,114	758	1,737	(2,096)	3,144
TOTAL LIABILITIES	$1,699	$6,616	$1,367	$12,541	$(8,868)	$13,355
Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	59	—	59

EQUITY
Total Willis Towers Watson stockholders’ equity	1,985	(989)	2,528	3,680	(5,219)	1,985
Noncontrolling interests	—	—	—	22	—	22
Total equity	1,985	(989)	2,528	3,702	(5,219)	2,007
TOTAL LIABILITIES AND EQUITY	$3,684	$5,627	$3,895	$16,302	$(14,087)	$15,421

Condensed Cash Flow Statement [Table Text Block]
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(10)	$583	$43	$(223)	$(150)	$243
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	13	—	13
Additions to fixed assets	—	(10)	(8)	(128)	—	(146)
Additions to intangibles assets	—	—	—	(12)	—	(12)
Acquisitions of operations, net of cash acquired	—	—	—	(845)	—	(845)
Payments to acquire other investments, net of distributions received.	—	—	—	3	—	3
Proceeds from sale of operations, net of cash disposed	—	—	—	44	—	44
Proceeds from intercompany investing activities	321	49	87	151	(608)	—
Repayments of intercompany investing activities	(82)	(746)	—	(181)	1,009	—
Additional investment in subsidiaries	—	(598)	—	—	598	—
Net cash provided by (used in) investing activities	239	(1,305)	79	(955)	999	(943)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from drawdown of revolving credit facility	—	469	—	—	—	469
Debt issuance costs	—	(5)	—	—	—	(5)
Repayments of debt	—	(16)	(149)	(1)	—	(166)
Proceeds from issue of other debt	—	592	—	—	—	592
Repurchase of shares	(82)	—	—	—	—	(82)
Proceeds from issue of shares	124	—	—	598	(598)	124
Excess tax benefits from share-based payment arrangements	—	—	—	7	—	7
Dividends paid	(277)	—	—	(150)	150	(277)
Acquisition of noncontrolling interests	—	—	—	(5)	—	(5)
Dividends paid to noncontrolling interests	—	—	—	(16)	—	(16)
Proceeds from intercompany financing activities	—	154	27	828	(1,009)	—
Repayments of intercompany financing activities	—	(472)	—	(136)	608	—
Net cash (used in) provided by financing activities	(235)	722	(122)	1,125	(849)	641
DECREASE IN CASH AND CASH EQUIVALENTS	(6)	—	—	(53)	—	(59)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(44)	—	(44)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	9	2	—	624	—	635
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$2	$—	$527	$—	$532

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$387	$265	$212	$(352)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	1	6	(1)	6
Additions to fixed assets	—	(9)	(10)	(95)	1	(113)
Additions to intangible assets	—	—	—	(4)	—	(4)
Acquisitions of operations, net of cash acquired	—	—	—	(241)	—	(241)
Proceeds from sale of other investments, net of distributions received.	—	—	—	(10)	—	(10)
Proceeds from sale of operations, net of cash disposed	—	—	—	86	—	86
Proceeds from intercompany investing activities	361	—	120	435	(916)	—
Repayments of intercompany investing activities	—	(53)	(131)	(46)	230	—
Additional investment in subsidiaries	(31)	—	—	—	31	—
Net cash provided by (used in) investing activities	330	(62)	(20)	131	(655)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	—	(3)	—	(3)
Repayments of debt	—	(15)	—	—	—	(15)
Repurchase of shares	(213)	—	—	—	—	(213)
Proceeds from issue of shares	134	—	—	31	(31)	134
Excess tax benefits from share-based payment arrangements	—	—	—	5	—	5
Dividends paid	(210)	—	—	(352)	352	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	46	4	180	(230)	—
Repayments of intercompany financing activities	—	(353)	(249)	(314)	916	—
Net cash used in financing activities	(289)	(326)	(245)	(470)	1,007	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	—	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	—	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$—	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH PROVIDED BY OPERATING ACTIVITIES	$4	$125	$7	$662	$(237)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	3	9	—	12
Additions to fixed assets	—	(7)	(11)	(94)	—	(112)
Additions to intangible assets	—	—	—	(7)	—	(7)
Acquisitions of operations, net of cash acquired	—	(237)	(230)	(30)	467	(30)
Proceeds from sale of other investments, net of distributions received.	—	—	—	(3)	—	(3)
Proceeds from sale of operations, net of cash disposed	—	—	230	257	(467)	20
Proceeds from intercompany investing activities	383	211	36	60	(690)	—
Repayments of intercompany investing activities	(347)	(442)	(120)	(780)	1,689	—
Net cash provided by (used in) investing activities	36	(475)	(92)	(588)	999	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	522	—	—	—	522
Debt issuance costs	—	(8)	—	—	—	(8)
Repayments of debt	—	(15)	(521)	—	—	(536)
Tender premium on extinguishment of senior notes	—	—	(65)	—	—	(65)
Proceeds from issue of shares	155	—	—	—	—	155
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(193)	—	(230)	(7)	237	(193)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Cash received on intercompany financing activities	—	321	901	467	(1,689)	—
Cash paid on intercompany financing activities	—	(467)	—	(223)	690	—
Net cash (used in) provided by financing activities	(38)	353	85	225	(762)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	—	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$—	$790	$—	$796
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2015
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(10)	$626	$(223)	$(150)	$243
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	13	—	13
Additions to fixed assets	—	(18)	(128)	—	(146)
Additions to intangibles assets	—	—	(12)	—	(12)
Acquisitions of operations, net of cash acquired	—	—	(845)	—	(845)
Payments to acquire other investments, net of distributions received.	—	—	3	—	3
Proceeds from disposal of operations, net of cash disposed	—	—	44	—	44
Proceeds from intercompany investing activities	321	136	151	(608)	—
Repayments of intercompany investing activities	(82)	(746)	(181)	1,009	—
Additional investment in subsidiaries	—	(598)	—	598	—
Net cash provided by (used in) investing activities	239	(1,226)	(955)	999	(943)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	469	—	—	469
Debt issuance costs	—	(5)	—	—	(5)
Repayments of debt	—	(165)	(1)	—	(166)
Proceeds from issue of other debt	—	592	—	—	592
Repurchase of shares	(82)	—	—	—	(82)
Proceeds from the issue of shares	124	—	598	(598)	124
Excess tax benefits from share-based payment arrangements	—	—	7	—	7
Dividends paid	(277)	—	(150)	150	(277)
Acquisition of noncontrolling interests	—	—	(5)	—	(5)
Dividends paid to noncontrolling interests	—	—	(16)	—	(16)
Proceeds from intercompany financing activities	—	181	828	(1,009)	—
Repayments of intercompany financing activities	—	(472)	(136)	608	—
Net cash (used in) provided by financing activities	(235)	600	1,125	(849)	641
DECREASE IN CASH AND CASH EQUIVALENTS	(6)	—	(53)	—	(59)
Effect of exchange rate changes on cash and cash equivalents	—	—	(44)	—	(44)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	9	2	624	—	635
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$2	$527	$—	$532

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$652	$212	$(352)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	1	6	(1)	6
Additions to fixed assets	—	(19)	(95)	1	(113)
Additions to intangible assets	—	—	(4)	—	(4)
Acquisitions of operations, net of cash acquired	—	—	(241)	—	(241)
Proceeds from sale of other investments, net of distributions received.	—	—	(10)	—	(10)
Proceeds from sale of operations, net of cash disposed	—	—	86	—	86
Proceeds from intercompany investing activities	361	120	435	(916)	—
Repayments of intercompany investing activities	—	(180)	(46)	226	—
Additional investment in subsidiaries	(31)	—	—	31	—
Net cash provided by (used in) investing activities	330	(78)	131	(659)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	(3)	—	(3)
Repayments of debt	—	(15)	—	—	(15)
Repurchase of shares	(213)	—	—	—	(213)
Proceeds from the issue of shares	134	—	31	(31)	134
Excess tax benefits from share-based payment arrangements	—	—	5	—	5
Dividends paid	(210)	—	(352)	352	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	(4)
Dividends paid to noncontrolling interests	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	46	180	(226)	—
Repayments of intercompany financing activities	—	(602)	(314)	916	—
Net cash used in financing activities	(289)	(575)	(470)	1,011	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Towers Watson — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$4	$(98)	$662	$(7)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	3	9	—	12
Additions to fixed assets	—	(18)	(94)	—	(112)
Additions to intangible assets	—	—	(7)	—	(7)
Acquisitions of operations, net of cash acquired	—	(237)	(30)	237	(30)
Proceeds from sale of other investments, net of distributions received.	—	—	(3)	—	(3)
Proceeds from sale of operations, net of cash disposed	—	—	257	(237)	20
Proceeds from intercompany investing activities	383	223	60	(666)	—
Repayments of intercompany investing activities	(347)	(120)	(780)	1,247	—
Net cash provided by (used in) investing activities	36	(149)	(588)	581	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	522	—	—	522
Debt issuance costs	—	(8)	—	—	(8)
Repayments of debt	—	(536)	—	—	(536)
Tender premium on extinguishment of senior notes	—	(65)	—	—	(65)
Proceeds from issue of shares	155	—	—	—	155
Excess tax benefits from share-based payment arrangements	—	—	2	—	2
Dividends paid	(193)	—	(7)	7	(193)
Acquisition of noncontrolling interests	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	(10)	—	(10)
Proceeds from intercompany financing activities	—	780	467	(1,247)	—
Repayments of intercompany financing activities	—	(443)	(223)	666	—
Net cash (used in) provided by financing activities	(38)	250	225	(574)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$790	$—	$796
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2015
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(10)	$593	$33	$(223)	$(150)	$243
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	13	—	13
Additions to fixed assets	—	(18)	—	(128)	—	(146)
Additions to intangible assets	—	—	—	(12)	—	(12)
Acquisitions of operations, net of cash acquired	—	—	—	(845)	—	(845)
Payments to acquire other investments, net of distributions received.	—	—	—	3	—	3
Proceeds from sale of operations, net of cash disposed	—	—	—	44	—	44
Proceeds from intercompany investing activities	321	136	—	151	(608)	—
Repayments of intercompany investing activities	(82)	—	(746)	(181)	1,009	—
Additional investment in subsidiaries	—	(420)	(178)	—	598	—
Net cash provided by (used in) investing activities	239	(302)	(924)	(955)	999	(943)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	469	—	—	469
Debt issuance costs	—	—	(5)	—	—	(5)
Repayments of debt	—	(149)	(16)	(1)	—	(166)
Proceeds from issue of other debt	—	—	592	—	—	592
Repurchase of shares	(82)	—	—	—	—	(82)
Proceeds from issue of shares	124	—	—	598	(598)	124
Excess tax benefits from share-based payment arrangement	—	—	—	7	—	7
Dividends paid	(277)	—	—	(150)	150	(277)
Acquisition of noncontrolling interests	—	—	—	(5)	—	(5)
Dividends paid to noncontrolling interests	—	—	—	(16)	—	(16)
Proceeds from intercompany financing activities	—	181	—	828	(1,009)	—
Repayments of intercompany financing activities	—	(323)	(149)	(136)	608	—
Net cash (used in) provided by financing activities	(235)	(291)	891	1,125	(849)	641
DECREASE IN CASH AND CASH EQUIVALENTS	(6)	—	—	(53)	—	(59)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(44)	—	(44)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	9	2	—	624	—	635
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$2	$—	$527	$—	$532

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$781	$181	$212	$(662)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	1	—	6	(1)	6
Additions to fixed assets	—	(19)	—	(95)	1	(113)
Additions to intangible assets	—	—	—	(4)	—	(4)
Acquisitions of operations, net of cash acquired	—	—	—	(241)	—	(241)
Proceeds from sale of other investments, net of distributions received.	—	—	—	(10)	—	(10)
Proceeds from sale of operations, net of cash disposed	—	—	—	86	—	86
Proceeds from intercompany investing activities	361	120	—	435	(916)	—
Repayments of intercompany investing activities	—	(180)	(4)	(46)	230	—
Additional investment in subsidiaries	(31)	—	—	—	31	—
Net cash provided by (used in) investing activities	330	(78)	(4)	131	(655)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	—	(3)	—	(3)
Repayments of debt	—	—	(15)	—	—	(15)
Repurchase of shares	(213)	—	—	—	—	(213)
Proceeds from issue of shares	134	—	—	31	(31)	134
Excess tax benefits from share-based payment arrangement	—	—	—	5	—	5
Dividends paid	(210)	(155)	(155)	(352)	662	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	50	—	180	(230)	—
Repayments of intercompany financing activities	—	(595)	(7)	(314)	916	—
Net cash used in financing activities	(289)	(704)	(177)	(470)	1,317	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	—	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	—	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$—	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Towers Watson	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH PROVIDED BY OPERATING ACTIVITIES	$4	$399	$63	$662	$(567)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	3	—	9	—	12
Additions to fixed assets	—	(18)	—	(94)	—	(112)
Additions to intangible assets	—	—	—	(7)	—	(7)
Acquisitions of operations, net of cash acquired	—	(237)	—	(30)	237	(30)
Proceeds from sale of other investments, net of distributions received.	—	—	—	(3)	—	(3)
Proceeds from sale of operations, net of cash disposed	—	—	—	257	(237)	20
Proceeds from intercompany investing activities	383	160	132	60	(735)	—
Repayments of intercompany investing activities	(347)	(120)	(442)	(780)	1,689	—
Net cash provided by (used in) investing activities	36	(212)	(310)	(588)	954	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	—	522	—	—	522
Debt issuance costs	—	—	(8)	—	—	(8)
Repayments of debt	—	(521)	(15)	—	—	(536)
Tender premium on extinguishment of senior notes	—	(65)	—	—	—	(65)
Proceeds from issue of shares	155	—	—	—	—	155
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(193)	(230)	(330)	(7)	567	(193)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Proceeds from intercompany financing activities	—	1,075	147	467	(1,689)	—
Repayments of intercompany financing activities	—	(443)	(69)	(223)	735	—
Net cash (used in) provided by financing activities	(38)	(184)	247	225	(387)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	—	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$—	$790	$—	$796